Lease liabilities	6 Months Ended
Jun. 30, 2023
Disclosure Of Leases [Abstract]
Lease liabilities	Lease Liabilities

For the six months ended June 30, 2023	Premise	Equipment	Total
Balance, beginning of the period	$53.3	$0.6	$53.9
Additions	7.3	0.3	7.6
Lease repayments	(3.3)	(0.1)	(3.4)
Foreign exchange gains (losses)	0.4	—	0.4
Balance, end of the period	$57.7	$0.8	$58.5
Non-current portion of lease liabilities	$(52.4)	$(0.6)	$(53.0)
Current Lease Liabilities	$5.3	$0.2	$5.5
In the three and six months ended June 30, 2023, the Company recognized interest expense of $0.9 million and $1.8 million, respectively, related to lease liabilities (three and six months ended June 30, 2022: $0.5 million and $0.9 million, respectively).
The Company’s lease obligations include leases for plant operations, storage facilities, and office space for employees.

Maturity analysis (undiscounted)
As at June 30, 2023	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Premises	$8.2	$8.2	$7.8	$7.6	$6.9	$41.2	$79.9
Equipment	0.6	0.6	0.5	0.2	0.1	—	2.0
Total	$8.8	$8.8	$8.3	$7.8	$7.0	$41.2	$81.9

Maturity analysis (undiscounted)
As at December 31, 2022	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Premises	$8.7	$7.7	$7.3	$7.1	$6.4	$40.7	$77.9
Equipment	0.2	0.1	0.1	0.1	0.1	—	0.6
Total	$8.9	$7.8	$7.4	$7.2	$6.5	$40.7	$78.5